[COLORADO BONDSHARES LOGO]
Freedom Funds Management Company
Registered Investment Adviser

(303) 572-6990
(800) 572-0069 (WATTS)
(303) 572-6995 (FAX)

One Tabor Center
1200 17th Street
Suite 1000
Denver, CO 80202-5835

                                                               November 22, 2002


Dear Shareholder:

Enclosed, you will find the results of our operations for the fiscal year ending September 30, 2002. Many shareholders have informed me, in this year of extreme volatility that Colorado BondShares was one of the more stable investments they held. This feedback is gratifying to us because we have been touting the advantages of tax-exempt bonds for some time. While the funds specializing in rated bonds showed more capital gains than we did this year, gains can be fleeting. A strong income stream is what many are looking for now and that is what we offer.

Put in perspective, we distributed $0.59 of income per share during 2002. At the height of the interest rate cycle, we distributed $0.76 per share. This means that our income has fallen by only 22% while rates, in general, have fallen by something like 80%. The current yield (based on the full offered price) was 6.69% for year-end, an interesting value for fixed income investors.

Our investment philosophy has changed, slightly, over the last year because we have added some out-of-state holdings to the portfolio. There are a couple of compelling reasons for doing this. We remain steadfast in our belief that with interest rates at 40 year lows, we will eventually see higher rates. Therefore, we have kept about 35% of the portfolio in shorter obligations to blunt the adverse effect on principal if rates were to climb. In addition to stability, this gives the Fund great quality, liquidity and flexibility. This conservative strategy did hurt our performance somewhat during the year because the shorter maturities do not yield as much as longer term holdings. However, by switching from 7-day (in-state) holdings to comparably rated 60-day (out-of-state) paper, late in the year, we increased the yield, on this portion of the portfolio, by four times. We did this without taking additional risks to principal. While this makes some of our income potentially subject to state income tax, the after-tax effect of this is still very positive for shareholders. The accounting is a little more burdensome both for us as well as you and we apologize for this in advance.

As of year end, there were very few credit concerns in the portfolio. We have very little exposure, if any, in areas of the local economy where the fundamentals are particularly weak such as office space, unsubsidized apartment units and upper-end homes. Furthermore, the revenue shortfalls at the state level generally have a very small direct impact on our holdings. We have identified a couple of projects aggregating less than 5% of the Fund which were, either, behind in their build-out or revenue projections. Barring another shock to the economy like September 11, they will be, after re-structuring, well-positioned for the future but require monitoring. We have one issue in monetary default totaling $25,000 in par value out of a total of $201,051,402 in net assets.

Our job, as we see it, is to maintain your assets and we believe we have done that over the last year. Further, we are confident that we will continue to do this in the years ahead and at the same time, give you the most after-tax income possible.

As always, we thank you for your support.

Sincerely,

/s/ FRED R. KELLY, JR.

Fred R. Kelly, Jr.
Portfolio Manager

OFFICERS AND TRUSTEES
         GEORGE N. DONNELLY, PRESIDENT AND
         CHAIRMAN OF THE BOARD OF TRUSTEES
         BRUCE G. ELY, TRUSTEE
         ANDREW B. SHAFFER, SECRETARY,
         TREASURER AND TRUSTEE
         FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
         FREEDOM FUNDS MANAGEMENT
         COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND
DISBURSING AGENT
         FREEDOM FUNDS MANAGEMENT
         COMPANY

DISTRIBUTOR
         SMITH HAYES FINANCIAL SERVICES
         CORPORATION

CUSTODIAN OF PORTFOLIO SECURITIES
         WELLS FARGO INVESTMENTS AND TRUST,
         WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
         FORTNER, BAYENS, LEVKULICH & CO., P.C.

LEGAL COUNSEL
         KUTAK ROCK

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

                         FEDERAL INCOME TAX INFORMATION
                                   (UNAUDITED)

In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

                [FORTNER, BAYENS, LEVKULICH AND CO., P.C. LOGO]

                          INDEPENDENT AUDITORS' REPORT




The Shareholders and Board of Trustees
Colorado BondShares - A Tax-Exempt Fund

         We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Colorado BondShares, A Tax-Exempt Fund, as of September 30, 2002, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended in conformity with accounting principles generally accepted in the United States of America.


                           FORTNER, BAYENS, LEVKULICH AND CO., P.C.


Denver, Colorado
October 25, 2002


    Denver Place-Plaza o 1099 18th Street o Suite 950 o Denver, CO 80202-1909
                         303/296-6033 o FAX 303/296-8553
            Certified Public Accountants o A Professional Corporation

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

-----------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                        COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                        --------------------------------                               ------------
             235,000  Academy Water and Sanitation District G.O. Series 1995, 6.20%-
                         7.10% due 11/15/2002-05                                                                251,083
             155,000  Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series 1986, 8.50% due 12/1/2005                                           172,938
             100,000  Arrowhead Metropolitan District G.O. Refunding Series 1994,
                         5.70% due 12/1/2003                                                                    104,122
              30,000  Arrowhead Metropolitan District G.O. Improvement Series 1995A,
                         6.10% due 12/1/2003                                                                     31,317
             950,000  Aurora Multifamily Housing Revenue (River Falls Project) Series
                         1999A, 5.70% due 7/1/2029                                                              968,915
             306,040  Aurora Centretech Metropolitan District G.O. Refunding and
                         Improvement Series 1994, 6.00% due 12/1/2023 (b)                                       450,004
             700,000  Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00%
                         due 10/1/2018                                                                          679,084
           1,295,000  Bell Mountain Ranch Phase II Metropolitan District G.O. Series
                         1995, 8.50% due 11/15/2015 (b)                                                       1,515,254
           5,215,000  Belle Creek Metropolitan District No. 1 G.O. Ltd. Tax Series 2000,
                         8.00% due 12/1/2020                                                                  5,389,859
             200,000  Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-
                         5.85% due 12/1/2003-04                                                                 207,254
           2,250,000  Black Hawk (City of) Device Tax Revenue Series 1998, 5.625%
                         due 12/1/2021                                                                        1,975,433
           1,135,000  Boulder County Multifamily Refunding and Improvement Revenue
                         (Thistle Community Housing Project) Series 1999, 6.00%-7.375%
                         due 6/1/2011-19                                                                      1,085,033
              75,000  Boxelder Sanitation District Sewer Revenue Refunding and
                         Improvement Series 1994, 5.90% due 1/1/2003                                             75,686
           6,950,000  Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange
                         Series 2001A & B, 8.00% due 12/1/2019-22                                             7,053,201
           6,000,000  Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00%
                         due 12/1/2022                                                                        6,121,440
              25,000  Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008                            30,567
             565,000  Castle Rock (Town of ) LID Series 1988-2D Special Assessment,
                         9.25%-10.375% due 12/1/2008 (i)                                                         39,550
             390,000  Central City (City of) Excise Tax Revenue Refunding Series 1996,
                         5.85%-6.60% due 12/1/2002-11                                                           336,150
           2,425,000  Central Platte Valley Metropolitan District Special Obligation Revenue
                         Series 1998, 7.00% due 12/1/2017                                                     2,801,505
           2,009,520  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                        Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)                               12,057

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

-----------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                        COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                        --------------------------------                               ------------
           2,008,335  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                         Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)                            1,199,980
           6,465,662  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                         Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)                                              38,794
           3,855,000  Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019                            4,252,296
             935,000  Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue (Crown Pointe Academy) Series 2000, 7.25% due
                         7/15/2025                                                                              980,320
           1,225,000  Colorado Educational & Cultural Facilities Authority Private School
                         Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due
                         6/1/2022                                                                             1,248,863
             805,000  Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue (Elbert County) Series 2000, 8.00% due 6/1/2004-10                             811,604
             520,000  Colorado Health Facilities Authority Zero Coupon Retirement   Housing
                         Revenue (Liberty Heights Project) 1990 Subordinate
                         Series B, 6.97% due 7/15/2020 (b)(d)                                                   220,912
           4,975,000  Colorado Housing and Finance Authority Multifamily Project 1.70%
                         due 10/1/2030 (h)                                                                    4,975,000
             515,000  Colorado Postsecondary Educational Facilities Authority Revenue
                         (National Technological University Project) Series 1993, 7.375%
                         due 12/1/2010 (b)                                                                      577,887
             730,000  Colorado Postsecondary Educational Facilities Authority Revenue
                         (National Technological University Project) Series 1993, 7.75% due
                         12/1/2010                                                                              751,820
             745,000  Colorado Springs Spring Creek GID G.O. Series 1995, 6.00% due
                         12/1/2014 (h)(i)                                                                       412,447
           1,170,000  Columbia Metropolitan District G.O. Improvement Series 1992,
                         7.80%-8.50% due 11/1/2002-12                                                         1,188,549
             405,000  Cordillera Metropolitan District G.O. Series 1994A, 8.00% due
                         12/1/2009 (b)                                                                          464,167
             500,000  Cordillera Metropolitan District G.O. Series 1994, 8.25% due
                         12/1/2013 (b)                                                                          575,585
           1,025,000  Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due
                         12/15/2017                                                                           1,030,115
           3,500,000  Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series
                         1999A, 6.00% due 12/15/2017 (h)                                                      3,201,960
           2,250,000  Cottonwood Water and Sanitation District Refunding Series 1996A,
                         7.60% due 12/1/2012                                                                  2,416,815

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

-----------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                        COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                        --------------------------------                               ------------
          19,106,474  Cottonwood Water and Sanitation District Capital Appreciation
                         Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)                         3,810,738
             165,000  Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.20%-
                         6.35% due 12/1/2002-03                                                                 166,729
             300,000  Delta Sales (City of) and Use Tax Revenue Refunding Series 1994,
                         4.50%-4.65% due 12/1/2002-03                                                           302,635
           1,885,000  Denver (City and County of) Subordinate Multifamily Housing
                         Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due
                         5/1/2032                                                                             1,884,793
          12,245,000  Denver (City and County of) Special Facilities Airport Revenue
                         (United Airlines Project) Series 1992A, 6.875% due 10/1/2032                         5,142,777
              45,000  Denver West Metropolitan District Series 1997B, 4.80% due
                         12/1/2002                                                                               45,222
             775,000  Denver West Metropolitan District Series 1997B, 5.70% due
                         12/1/2017                                                                              793,856
              35,000  Dillon (Town of) Excise Tax Revenue Series 1994, 5.90% due
                         6/1/2003                                                                                35,880
             440,000  Eagle Riverview Affordable Housing Corporation Multifamily
                         Housing Project Revenue Series 1999B, 7.00% due 7/1/2029                               419,060
              90,000  El Paso County LID 85-2 Special Assessment Refunding Series 1988,
                         8.875%-9.00%, due 9/1/2000 (a)                                                           9,000
             100,000  El Paso County School District No. 2- Harrison G.O. Improvement
                         Series 1994, 7.10% due 12/1/2004                                                       111,230
             500,000  El Paso County School District No. 20 G.O. Refunding Series 1993A,
                         Zero Coupon, 6.10% due 6/15/2008 (d)                                                   418,300
             150,000  Elbert County School District C-1 Elizabeth G.O. Series 1994, 4.40%
                         due 12/1/2002                                                                          150,669
             349,303  Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series
                         1999A, 7.50% due 4/5/2018                                                              349,303
              25,000  Fort Collins Refunding Series B, 6.00% due 12/1/2002                                       25,193
              25,000  Fort Lupton Golf Course Revenue Anticipation Warrants Series
                         1996A, 8.50% due 12/15/2015 (a)                                                          9,875
           1,900,000  Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due
                         12/1/2021                                                                            1,905,225
             500,000  Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019                      523,095
             800,000  Gateway Village GID G.O. Series 1995, 8.25%-8.75% due 12/1/2005-
                         14 (b)                                                                                 809,518
           1,990,000  Gateway Village GID G.O. Refunding and Improvement Series 1998,
                         6.00% due 12/1/2018                                                                  1,906,460

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

------------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                         COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                         --------------------------------                               ------------
             995,000   Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00%
                          due 6/1/2019                                                                           996,244
             300,000   Grand Junction (City of) Downtown Development Authority Tax
                          Increment Revenue Series 1996, 5.55%-5.65% due 11/15/2004-05                           314,350
             975,000   Greatrock North Water and Sanitation District Ltd. Tax G.O. Series
                          1998, 8.00% due 12/1/2017                                                              982,361
             255,000   Greenwood Metropolitan District G.O. Refunding Series 1994,
                          6.50%-7.00% due 12/1/2002-04                                                           256,993
             165,000   Greenwood South Metropolitan District G.O. Refunding Series 1994,
                          6.45%-6.90% due 12/1/2002-04                                                           166,314
             510,000   Hamilton Creek Metropolitan District Series 1990, 0.00% due
                          12/1/2004 (a)(g)(i)                                                                    424,575
             335,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                          12/15/2003-07                                                                          336,609
             275,000   Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009                          281,342
           1,435,000   Littleton (The) Riverfront Authority Tax Increment Revenue
                          Refunding Series 1999A-1, 8.00% due 12/1/2008                                        1,466,154
           2,345,000   Moffat County Pollution Control Revenue Tri-State Generation
                          and Transmission Series 1984, 1.90% due 7/1/2010 (h)                                 2,345,000
             115,000   Montrose (City of) Water and Sewer Revenue Refunding and
                          Improvement Series 1993, 4.65% due 10/1/2002                                           115,010
              80,000   Monument Sanitation District G.O. Refunding Series 1994, 5.90% due
                          12/1/2002                                                                               80,287
             100,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                          12/1/2003 (b)                                                                          102,074
             190,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                          12/1/2003                                                                              193,840
             175,000   North Jeffco Park and Recreation District Golf Course Revenue Series
                          1994, 5.90%-6.10% due 12/1/2002-04                                                     181,011
           1,400,000   North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00%
                          due 12/1/2020                                                                        1,426,138
           2,800,000   North Range Village Metropolitan District G.O. Ltd. Tax Series 2000,
                          8.00% due 12/1/2020                                                                  2,889,068
           1,365,000   North Range Village Metropolitan District G.O. Ltd. Tax Series 2001,
                          4.9%-8.5% due 12/1/2021 (h)                                                          1,382,499
              55,000   Otero County Swink School District No. 33 G.O. Building Series
                          1994, 8.40% due 12/15/2002-03                                                           57,730
              60,000   Ouray County Ridgeway School District No. R-2 Series 1994, 7.75% due
                          12/1/2002                                                                               60,617

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

-------------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                          COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                          --------------------------------                               ------------
           1,830,000    Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due
                           12/1/2017                                                                            1,893,080
           4,470,000    Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due
                           12/1/2019                                                                            4,732,121
           6,075,000    Rendevous Residential Metropolitan District G.O. Ltd. Tax Series 2002,
                           8.00% due 12/1/2021                                                                  6,075,000
             157,758    Roxborough Village Metropolitan District Series 1993A, 9.00% due
                           12/31/2016 (i)                                                                         126,206
             276,451    Roxborough Village Metropolitan District Series 1993B, principal
                           only, 0.00% due 12/31/2021 (e)(i)                                                       13,131
             906,622    Roxborough Village Metropolitan District Series 1993C, 9.84% due
                           12/31/2032 (d)(i)                                                                          907
             278,119    Roxborough Village Metropolitan District Series 1993B, interest only,
                           10.41% due 1/1/2043 (f)(i)                                                               1,252
             535,000    San Miguel County Housing Authority Multifamily (Telluride Village)
                           Revenue Refunding Series 1993, 6.30% due 7/1/2013                                      558,888
           2,230,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125%
                           due 12/1/2016                                                                        2,320,226
             970,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625%
                           due 12/1/2017                                                                          982,988
           1,555,000    Sheridan Series 1997A, 7.50% due 12/1/2016                                              1,638,239
           1,000,000    Southpark Metropolitan District G.O. Refunding Series 1996, 6.60%
                           due 12/1/2013                                                                        1,073,840
              75,000    Southtech Metropolitan District G.O. Refunding Series 1994, 5.85%
                           due 12/1/2004                                                                           76,207
              35,000    Southwest Commons Improvement District G.O. Series 1987, 9.25%
                           due 12/15/2006                                                                          35,732
           1,985,000    Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75%
                           due 6/1/2018                                                                         1,991,154
           3,320,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2000,
                           8.00% due 12/1/2019                                                                  3,330,093
           3,315,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                           2001B, 8.00% due 12/1/2021                                                           3,326,536
           5,300,000    Tabernash Meadows Water and Sanitation District G.O. Series 2000,
                           8.40% due 6/1/2020                                                                   4,913,842
             135,000    Telluride Hospital District Series 1997, 4.80% due 12/1/2002                              135,587
           1,840,000    Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                           1997, 8.00% due 6/1/2017                                                             1,881,676

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

------------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                         COLORADO MUNICIPAL BONDS - 61.0%                               MARKET VALUE
         -----------                         --------------------------------                               ------------
             990,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                          1999, 7.50% due 12/1/2018                                                              995,722
                                                                                                            ------------

                       Total Colorado Municipal Bonds (cost $124,615,055)                                   $122,627,767
                                                                                                            ------------


                                       COLORADO CERTIFICATES OF PARTICIPATION - 0.5%
                                       ---------------------------------------------
             155,000   Arapahoe County Recreation District Refunding Certificates of
                          Participation Series 1996, 5.00%-5.20% due 12/1/2004-06                                166,566
             600,000   Eagle -Vail Metropolitan District Golf Course Series 1999, 6.00%
                          due 12/1/2019                                                                          603,756
             145,000   Park School District R-3 Certificates of Participation Series 1995 and
                          1996, 5.35%-5.45% due 6/1/2004-05                                                      145,766
                                                                                                            ------------

                       Total Colorado Certificates of Participation Bonds
                          (cost $837,330)                                                                   $    916,088
                                                                                                            ------------

                                               OTHER MUNICIPAL BONDS - 33.7%
                                               -----------------------------
           6,800,000   California Statewide Communities Development Authority
                          Multifamily Housing Revenue Bonds (The Oaks at Sunset Project)
                          Series 1999 II, 6.00% due 6/1/2036                                                   6,800,000
           4,600,000   California Statewide Communities Development Authority
                          Multifamily Housing Revenue Bonds (Chesapeake Bay Apartments
                          Project) Series 1999 HH, 6.00% due 6/1/2032                                          4,600,000
           7,735,000   California Statewide Communities Development Authority
                          Multifamily Housing Revenue Bonds (San Luis Bay Village
                          Apartments Project) Series 1999 TT, 6.25% due 9/1/2036                               7,735,000
           9,400,000   Canton Georgia Housing Authority Multifamily Revenue (Peaks at Bells Ferry
                          Apartments Project) Series 2002A & Subordinate B, 6.30% due 12/1/2035
                                                                                                               9,400,000
             525,000   Lisbon (City of) North Dakota Industrial Revenue Series 2002C,
                          (Harvest Board LLC) 15.00% due 4/1/2005                                                462,000
           4,500,000   Lisbon (City of) North Dakota Industrial Revenue Bonds Series
                          2001A, (Harvest Board LLC) 15.00% due 4/1/2011                                       3,960,000
           9,750,000   Maricopa County Arizona Multifamily Revenue (Rancho Del Sol Apartments)
                          Series 2002A, Subordinate Series B & Junior Subordinate Series C, 6.40% due
                          12/1/2024-35                                                                         9,750,000

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002

------------------------------------------------------------------------------------------------------------------------

         FACE AMOUNT                           OTHER MUNICIPAL BONDS - 33.7%                                MARKET VALUE
         -----------                           -----------------------------                                ------------
           5,000,000   Newman Capital Trust II Series 2001-1 (California) Subordinate Class B
                          Certificates, 9.75% due 4/1/2032                                                     5,000,000
             515,000   Sandoval County New Mexico Project Revenue Bonds, Tournament
                          Soccer Complex Series 1997, 7.50% due 8/15/2006                                        506,559
           8,195,000   Speedway Indiana Multifamily Economic Development Revenue
                          (Hermitage Apartments Project) Series 1999, 6.00% due 5/1/2031                       8,195,000
           9,500,000   Travis County Texas Multifamily Finance Corporation Revenue (Eagles Landing
                          Apartments) Series 2002A & Subordinate Series 2002B, 6.25% due 12/1/2035             9,500,000
           1,925,000   Unita County Wyoming School District No. 6 Series 2002, 3.50% due 12/31/2002            1,925,000
                                                                                                            ------------

                       Total Other Municipal Bonds (cost $67,842,000)                                       $ 67,833,559
                                                                                                            ------------


                       Total investments, at value (cost $ 193,284,385) *                       95.2%        191,377,414

                       Other assets net of liabilities                                           4.8           9,673,987
                                                                                               -----        ------------

                       Net assets                                                              100.0%       $201,051,401
                                                                                               =====        ============

*Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2002. Income on this security is derived from the cash flow of the issuer.

(h)  Represents current interest rate for a variable/step rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $13,922,467 and $2,268,899 or 1.1% of net assets, respectively, as of September 30, 2002.

     The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

     G.O. - General Obligation
     GID - General Improvement District
     LID - Local Improvement District

     See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $193,284,385)                           $ 191,377,414
          - see accompanying statement
Cash                                                                    5,451,697
Interest receivable                                                     4,214,937
Shares of beneficial interest sold                                        630,009
                                                                    -------------

TOTAL ASSETS                                                          201,674,057
                                                                    -------------

LIABILITIES

Payables and other liabilities:
         Dividends payable                                                432,894
         Shares of beneficial interest redeemed                            70,318
         Accrued expenses                                                 119,444
                                                                    -------------

TOTAL LIABILITIES                                                         622,656
                                                                    -------------

NET ASSETS                                                          $ 201,051,401
                                                                    =============

COMPOSITION OF NET ASSETS

Paid-in capital                                                     $ 203,003,987
Accumulated net realized losses                                           (45,615)
Net unrealized depreciation of investments (note 3)                    (1,906,971)
                                                                    -------------

NET ASSETS                                                          $ 201,051,401
                                                                    =============

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
(based on 21,549,588 shares of beneficial interest outstanding)     $        9.33
                                                                    =============

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.75% of offering price)      $        9.80
                                                                    =============



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
         Interest                                                                $ 11,736,668
                                                                                 ------------

EXPENSES:
         Management fees (note 4)                                                     847,580
         Custodian fees (note 5)                                                       53,146
         Legal and auditing fees                                                      119,370
         Portfolio pricing fees (note 5)                                               19,647
         Registration fees                                                             14,570
         Shareholders' reports                                                         37,984
         Transfer agency expenses (note 4)                                             54,750
         Trustees' fees                                                                 1,278
         Other                                                                          5,110
                                                                                 ------------

                 Total expenses                                                     1,153,435

Earnings credits on cash balances (note 5)                                            (72,793)
                                                                                 ------------

                 Net expenses                                                       1,080,642
                                                                                 ------------


NET INVESTMENT INCOME                                                              10,656,026
                                                                                 ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

         Realized net gain on investments                                             120,313
         Change in net unrealized appreciation/(depreciation) on investments       (1,150,841)

NET REALIZED AND UNREALIZED GAIN/(LOSS)                                            (1,030,528)
                                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  9,625,498
                                                                                 ============



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

FOR FISCAL YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------

                                                                                  2002                2001
                                                                             --------------      --------------
FROM INVESTMENT ACTIVITIES:
         Net investment income                                               $   10,656,026      $    8,051,462
         Realized net gain on investments                                           120,313             103,006
         Change in unrealized appreciation (depreciation) on investments         (1,150,841)            356,414
                                                                             --------------      --------------

                 Net increase in net assets resulting from operations             9,625,498           8,510,882
                                                                             --------------      --------------

         Dividends to shareholders from net investment income                   (10,656,026)         (8,041,706)
                                                                             --------------      --------------


FROM BENEFICIAL INTEREST TRANSACTIONS:
         Proceeds from sale of shares                                            73,956,913          44,086,019
         Dividends reinvested                                                     6,157,239           4,522,909
         Payments for shares redeemed                                           (16,552,606)         (7,550,525)
                                                                             --------------      --------------

                 Increase in net assets derived from beneficial
                    interest transactions                                        63,561,546          41,058,403
                                                                             --------------      --------------

                 Net increase in net assets                                      62,531,018          41,527,579


NET ASSETS
         Beginning of period                                                    138,520,383          96,992,804
                                                                             --------------      --------------

         End of period                                                       $  201,051,401      $  138,520,383
                                                                             ==============      ==============



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------------

                                                                           For Fiscal Years Ended September 30,

Per Share Operating Data:                                    2002           2001           2000           1999           1998
                                                           --------       --------       --------       --------       --------
Net Asset Value, beginning of period                       $   9.39       $   9.35       $   9.42       $   9.64       $   9.58
                                                           --------       --------       --------       --------       --------

Net investment income                                          0.59           0.68           0.68           0.56           0.62
Net realized and unrealized gain (loss) on investments        (0.06)          0.04          (0.07)         (0.22)          0.06
                                                           --------       --------       --------       --------       --------

Increase from investment operations                            0.53           0.72           0.61           0.34           0.68

Dividends from net investment income                          (0.59)         (0.68)         (0.68)         (0.56)         (0.62)
                                                           --------       --------       --------       --------       --------

Net increase (decrease) in net asset value                    (0.06)          0.04          (0.07)         (0.22)          0.06
                                                           --------       --------       --------       --------       --------

Net Asset Value, end of period                             $   9.33       $   9.39       $   9.35       $   9.42       $   9.64
                                                           ========       ========       ========       ========       ========

TOTAL RETURN, AT NET ASSET VALUE(1)                            5.90%          7.79%          6.76%          3.64%          7.62%
                                                           ========       ========       ========       ========       ========

Ratios/Supplemental Data:

Net assets, end of period (000s)                           $201,051       $138,520       $ 96,993       $ 84,142       $ 73,108
                                                           ========       ========       ========       ========       ========
Ratios to average net assets:
         Net investment income                                 6.77%          7.14%          7.18%          5.96%          6.66%
         Total expenses                                        0.64%          0.66%          0.81%          0.73%          0.77%
         Net expenses                                          0.59%          0.60%          0.73%          0.64%          0.66%

         Portfolio turnover rate(2)                            6.03%          7.91%         18.11%         21.95%         28.63%
                                                           ========       ========       ========       ========       ========

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2002 were $25,324,105 and $9,858,215, respectively.



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

     (1)  Summary of Significant Accounting Policies

          Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

     (a)  Investment Valuation

          The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $45,615, expiring in 2008.

     (c)  Other/Security Credit Risk

          Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non rated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to ecomonic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds for which the accrual of interest income has been discontinued, approximated $9,100,182 and $494,301 which represents .25% (two and one half tenths of one percent) of net assets, as of September 30, 2002.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

     (d)  Uses of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (2)  Shares of Beneficial Interest

          The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for fiscal years ended September 30, were as follows:

                                                    2002            2001
                                                 ----------      ----------
          Shares sold                             7,913,179       4,705,572
          Dividends reinvested                      658,286         482,794
                                                 ----------      ----------
                                                  8,571,465       5,188,366
          Shares redeemed                        (1,770,703)       (804,349)
                                                 ----------      ----------

          Net increase in shares outstanding      6,800,762       4,384,017
                                                 ==========      ==========

     (3)  Unrealized Gains and Losses

          At September 30, 2002, the net unrealized depreciation on investments of $1,906,971 was comprised of gross appreciation of $3,847,270 and gross depreciation of $5,754,241.

     (4)  Management Fees and Other Transactions with Affiliates

          Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2002. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

     (5)  Earnings Credits on Cash Balances

          Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund's custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $53,146 and reduced pricing fees of $19,647 for services provided by Standard and Poor's, a division of The McGraw-Hill Companies.

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

                     COLORADO BONDSHARES - A TAX EXEMPT FUND
                     1200 17TH STREET, SUITE 1000
                     DENVER, CO 80202-5835

                           [COLORADO BONDSHARES LOGO]

                                A TAX-EXEMPT FUND


                                  ANNUAL REPORT



                               SEPTEMBER 30, 2002